Schedule of property, plant and equipment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Beginning of financial year	$ 20,762,483
End of financial year	20,134,853	$ 20,762,483
Leasehold land and buildings [member]
IfrsStatementLineItems [Line Items]
End of financial year	17,388,430	17,864,113
Property and equipment [member]
IfrsStatementLineItems [Line Items]
End of financial year	2,388,740	2,642,685
Machinery [member]
IfrsStatementLineItems [Line Items]
End of financial year	99,613	142,914
Renovation [member]
IfrsStatementLineItems [Line Items]
End of financial year	66,262	2,107
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
End of financial year	187,990	107,068
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
End of financial year	3,818	3,596
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year	27,333,357	26,755,143
Additions	180,126	578,214
End of financial year	27,513,483	27,333,357
Gross carrying amount [member] | Leasehold land and buildings [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year	19,537,807	19,264,346
Additions		273,461
End of financial year	19,537,807	19,537,807
Gross carrying amount [member] | Property and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year	5,264,933	4,960,307
Additions	10,646	304,626
End of financial year	5,275,579	5,264,933
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year	1,213,687	1,213,687
Additions
End of financial year	1,213,687	1,213,687
Gross carrying amount [member] | Renovation [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year	490,239	490,239
Additions	65,537
End of financial year	555,776	490,239
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year	694,591	694,591
Additions	103,109
End of financial year	797,700	694,591
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year	132,100	131,973
Additions	834	127
End of financial year	132,934	132,100
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year	6,570,874	4,968,778
Depreciation charge	807,756	1,602,096
End of financial year	7,378,630	6,570,874
Accumulated depreciation [member] | Leasehold land and buildings [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year	1,673,694	732,355
Depreciation charge	475,683	941,339
End of financial year	2,149,377	1,673,694
Accumulated depreciation [member] | Property and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year	2,622,248	2,103,927
Depreciation charge	264,591	518,321
End of financial year	2,886,839	2,622,248
Accumulated depreciation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year	1,070,773	974,802
Depreciation charge	43,301	95,971
End of financial year	1,114,074	1,070,773
Accumulated depreciation [member] | Renovation [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year	488,132	487,530
Depreciation charge	1,382	602
End of financial year	489,514	488,132
Accumulated depreciation [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year	587,523	543,149
Depreciation charge	22,187	44,374
End of financial year	609,710	587,523
Accumulated depreciation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning of financial year	128,504	127,015
Depreciation charge	612	1,489
End of financial year	$ 129,116	$ 128,504